CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($) shares in Millions, $ in Millions	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Income Statement [Abstract]
REVENUE	$ 176.5	$ 211.2
COSTS AND EXPENSES:
Cost, Overhead	161.8	157.4
Depreciation and amortization	92.7	97.9
Selling, general and administrative	21.1	25.6
Loss on disposals of property and equipment	0.3	1.3
Other Cost and Expense, Operating	3.5	0.0
Total costs and expenses	279.4	282.2
Equity in earnings (losses) of unconsolidated subsidiary	7.1	(1.3)
INCOME (LOSS) FROM OPERATIONS	(95.8)	(72.3)
OTHER INCOME (EXPENSE):
Interest expense	(39.3)	(38.5)
Interest income	11.1	6.9
Other - net	2.8	(2.2)
Total other (expense) - net	(25.4)	(33.8)
LOSS BEFORE INCOME TAXES	(121.2)	(106.1)
Provision (benefit) for income taxes	8.0	6.2
NET LOSS	$ (129.2)	$ (112.3)
NET LOSS PER SHARE - BASIC AND DILUTED (in dollars per share)	$ (1.01)	$ (0.89)
Weighted Average Number of Shares Outstanding, Basic and Diluted	127.3	126.5